Income taxes (Tables)	12 Months Ended
Dec. 31, 2025
Income Taxes [Abstract]
Disclosure for components of income tax expense (recovery) [Table Text Block]
	Year ended	Year ended
	December 31,	December 31,
	2025	2024

Current income tax expense	$4,935	$1,712
Deferred income tax recovery	(312)	(1,033)
Income tax expense	$4,623	$679

Disclosure of effective rate of income tax [Table Text Block]
	Year ended	Year ended
	December 31,	December 31,
	2025	2024

Loss before income taxes	$(82,823)	$(48,325)
Statutory rate	26.5%	26.5%
Tax recovery at statutory rate	(21,948)	(12,806)
Mexican mining royalty	1,655	84
Impact of foreign tax rates	185	(31)
Non-deductible expenses	4,931	3,544
Losses not recognized	19,800	9,888
Income tax expense (recovery)	$4,623	$679

Disclosure of net deferred tax liability [Table Text Block]
	December 31,	December 31,
	2025	2024

Property, plant and equipment	$130	$130
Other	400	313
Total deferred tax liabilities	530	443
Provisions and reserves	(517)	(395)
Net deferred tax liabilities	$13	$48

Disclosure of deferred income taxes not recognized in deductible temporary differences [Table Text Block]
	December 31,	December 31,
	2025	2024

Property, plant and equipment	$14,910	$24,680
Mexican tax losses (expiring in 2026 - 2035)	46,540	32,000
Canadian tax losses (expiring in 2034 - 2045)	67,150	44,900
U.S. tax losses (no expiry)	13,100	32,150
Provisions and other	53,157	91,012
Deferred Mexican mining royalty	13	48
	$194,870	$224,790